DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($)			2 Months Ended	3 Months Ended	9 Months Ended
	Oct. 19, 2020	Apr. 24, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020
Sale of Stock, Number of Shares Issued in Transaction		82,800,000			82,800,000
Proceeds from Issuance Initial Public Offering		$ 828,000,000
Sale of Stock, Price Per Share		$ 10.00
Class of Warrant or Right, Numbers Issued				10,933,333
Initial Public Offering Costs					$ 44,156,346
Underwriting Fees					14,400,000
Other Deferred Costs, Net					776,346
Cash withdrawn from Trust Account in connection with redemptions					126,745
Deferred Underwriting Fee Payable					28,980,000
Net Tangible Assets To Be Maintained to Proceed Business Combination			$ 5,000,001		$ 5,000,001
Percentage of Stock Sold in Initial Public Offering			100.00%		100.00%
Share Price			$ 9.20		$ 9.20
Cost of Trust Assets Sold to Pay Expenses			$ 100,000		$ 100,000
Cash and Marketable securities held in Trust Account			0		828,096,607
Working capital deficit					1,215,153
Amount on deposit in trust account represented interest income					97,000
Cash			0		$ 126,745
Working capital deficit			$ 117,977
Promissory Note | Subsequent Event
Aggregate principal amount of borrowings	$ 2,500,000
Amount of borrowed under promissory note	$ 806,208
Sponsor
Share Price			$ 10.00		$ 10.00
Private placement warrant
Class of Warrant or Right, Numbers Issued					10,933,333
Class of Warrant or Right, Per Warrant			$ 1.50		$ 1.50
Proceeds from Issuance of Private Placement					$ 16,400,000
Class of Warrant or Right, aggregate number of warrants committed to be purchased			10,933,333
Over-Allotment Option
Sale of Stock, Number of Shares Issued in Transaction		10,800,000
IPO [Member]
Sale of Stock, Number of Units will be offered in Proposed Public Offering			72,000,000
Proposed Public Offering, purchase price per unit			$ 10.00
IPO [Member] | Underwriters Overallotment Option [Member]
Sale of Stock, Number of Units will be offered in Proposed Public Offering			82,800,000